Summary of Amounts Recognized in the Consolidated Balance Sheet (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	$ 1,406	$ 637
Defined Benefit plan recognized in Other Liabilities	1,286	1,592
Other assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	1,406	637
Other assets [member] | Principal pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	1,334	554
Other assets [member] | Other pension and post retirement benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	72	79
Other assets [member] | Other employee benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets		4
Other liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	1,286	1,592
Other liabilities [member] | Principal post retirement benefit plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	372	466
Other liabilities [member] | Other pension and post retirement benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	653	815
Other liabilities [member] | Other employee benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	261	311
Other assets and liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Net amount recognized	$ 120	$ (955)